SEGMENT (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Six Months Ended June 30,
	2025				2026
	HWC	HWI	Elimination	Total	HWC	HWI	Elimination	Total
Leased and owned hotels	4,030	2,160	—	6,190	3,869	2,114	—	5,983
Manachised and franchised hotels	5,301	72	(9)	5,364	6,529	78	(15)	6,592
Others	257	24	(14)	267	509	33	—	542
Total revenues	9,588	2,256	(23)	11,821	10,907	2,225	(15)	13,117
Adjusted hotel operating costs	(4,988)	(1,762)			(5,375)	(1,739)
Adjusted selling and marketing expenses	(307)	(242)			(370)	(247)
Adjusted general and administrative expenses	(715)	(207)			(784)	(184)
Other segment items (primarily include other operating income, net)	103	40			130	20
Adjusted EBITDA	3,681	85	—	3,766	4,508	75	—	4,583
Interest income				101				120
Interest expense				(165)				(139)
Income tax expense				(942)				(1,168)
Depreciation and amortization				(636)				(610)
Share-based compensation				(247)				(265)
Losses from fair value changes of equity securities, net				(13)				(10)
Foreign exchange gain (loss), net				574				(117)
Net income attributable to H World Group Limited				2,438				2,394

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:	Six Months Ended June 30,
	2025	2026
PRC	9,568	10,904
Germany	1,596	1,578
All others	657	635
Total	11,821	13,117

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2025	2026
PRC	26,101	25,924
Germany	13,131	12,841
All others	3,986	3,685
Total	43,218	42,450